JOHN HANCOCK STRATEGIC SERIES

200 Berkeley Street

Boston, MA 02116

July 6, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Strategic Series (the “Trust”), on behalf of:
John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio (the “Fund”)
File Nos. 033-05186; 811-04651

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 78 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Fund as a new series of the Trust. No fees are required in connection with this filing.

If you have any questions or comments, please email me at tdee@jhancock.com.

Sincerely,
/s/ Thomas Dee
Thomas Dee
Assistant Secretary of the Trust